Tax - Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Tax Paid [abstract]
Current tax charge in the Group income statement	$ (34)	$ (159)	$ (95)
Current tax (charge)/credit in the Group statement of comprehensive income	(1)	2	1
Current tax credit taken directly to equity		4	8
Total current tax charge	(35)	(153)	(86)
Movements To Tax Contingencies	(8)	3	(4)
Timing differences of cash tax paid and foreign exchange differences	2	9	22
Tax paid per cash flow	$ (41)	$ (141)	$ (68)